                                              As filed pursuant to Rule 497
                                              under the Securities Act of 1933
                                              Registration No. 033-85014
                                                               811-08810






                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
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           SUPPLEMENT TO THE POLARIS II PROSPECTUS DATED MAY 1, 2003
                                 ("SUPPLEMENT")

The following information is provided to offer the optional Polaris Rewards Program. The sections shown here supplement those in the Prospectus, if the Polaris Rewards Program is elected.

If you elect to participate in the Polaris Rewards Program at contract issue, We contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this Program, all Purchase Payments are subject to a nine year withdrawal charge schedule. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. You may not elect to participate in this Program if you are age 81 or older at the time of contract issue. Amounts We contribute to your contract under this Program are considered earnings and are allocated to your contract as described below.

HIGHLIGHTS
-------------------

WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. GENERALLY, PRODUCTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS PRODUCTS WITH THE POLARIS REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE.

WITHDRAWAL CHARGES
------------------------
This variable annuity provides an optional bonus feature called "Polaris Rewards." If you elect this feature, in exchange for bonuses credited to your contract, your surrender charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may offset the value of any bonus if you make an early withdrawal.

After a Purchase Payment has been in the contract for nine complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Your surrender schedule if you elect to participate in the Polaris Rewards Program will be as follows:

                Please keep this Supplement with your Prospectus

GLOSSARY
----------------

To describe the Polaris Rewards Program, we use the following defined terms:

PAYMENT ENHANCEMENT(S) - The amounts allocated to your contract by Us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

POLARIS REWARDS PROGRAM - A program that provides a payment enhancement in exchange for a surrender charge that declines over 9 years.

Any other capitalized terms used in this Supplement have the same meaning as the term defined in the Prospectus.

FEE TABLE
-----------------

EXPENSES FOR CONTRACTS WITH POLARIS REWARDS

MAXIMUM OWNER TRANSACTION EXPENSES
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)(1) 9%

(1)WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS                    1     2     3     4     5     6     7     8     9    10
-----                   ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
With Polaris Rewards    9%    9%    8%    7%    6%    5%    4%    3%    2%    0%

The other expenses in the contract remain the same.

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     MAXIMUM AND MINIMUM EXPENSE EXAMPLES WITH THE POLARIS REWARDS PROGRAM
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These Examples are intended to help you compare the cost of investing in the contract, with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
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(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN THE UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.53%)
    (1) If you surrender your contract at the end of the applicable time period:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $1,305                    $2,028                     $2,668                      $4,247
                =====================================================================================================

    (2)    If you do not surrender your contract:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 405                     $1,228                     $2,068                      $4,247
                =====================================================================================================

    (3)    If you annuitize your contract:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 392                     $1,189                     $2,004                      $4,121
                =====================================================================================================

MINIMUM EXPENSE EXAMPLES
---------------------------------------------
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN THE UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)
     (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD AND YOU DO NOT ELECT ANY OPTIONAL FEATURES:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $1,124                    $1,493                     $1,788                      $2,553
                =====================================================================================================

     (2) IF YOU DO NOT SURRENDER YOUR CONTRACT AND YOU DO NOT ELECT ANY OPTIONAL FEATURES:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 224                     $  693                     $1,188                      $2,553
                =====================================================================================================

     (3)     IF YOU ANNUITIZE YOUR CONTRACT:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 215                     $  664                     $1,139                      $2,452
                =====================================================================================================

NOTE: Examples reflect participation in the Polaris Rewards Program and therefore use the Polaris Rewards surrender charge schedule and a 2% upfront Payment Enhancement.

THE PROGRAM
-----------------------

If you elect to participate in the Polaris Rewards Program, we will contribute certain amounts to your contract as further described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards Program may not perform as well as the contract without the feature.

Enhancement Levels

The Upfront Payment Enhancement Rates, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts invested in the contract. Enhancement Levels may change from time to time, at Our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments, We determine your Enhancement Level by adding your contract value on the date We receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment.

Upfront Payment Enhancement

An Upfront Payment Enhancement is an amount We add to your contract on the day We apply a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when We apply each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect for your Purchase Payments.

Deferred Payment Enhancement

A Deferred Payment Enhancement is an amount We may add to your contract on a stated future date (the "Deferred Payment Enhancement Date") as a percentage of Purchase Payments received. We refer to this percentage amount as the Deferred Payment Enhancement Rate. We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by Us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when We apply each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment to which Deferred Payment Enhancement applies prior to the Deferred Payment Enhancement Date, We reduce the amount of corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

An illustration of how We calculate any applicable Deferred Payment Enhancement amount can be found at the end of this supplement in the APPENDIX C -- POLARIS REWARDS EXAMPLES.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:
         -      Your surrender your contract;
         -      A death benefit is paid on your contract;
         -      You switch to the Income Phase of your contract; or
         -      You fully withdraw the corresponding Purchase Payment.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments are as follows:

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      ENHANCEMENT              UPFRONT PAYMENT           DEFERRED PAYMENT           DEFERRED PAYMENT
         LEVEL                ENHANCEMENT RATE           ENHANCEMENT RATE           ENHANCEMENT DATE
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Under $40,000                        2%                         0%                         N/A
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$40,000-$99,999                      4%                         0%                         N/A
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$100,000-$499,999                    4%                         1%                 Nine years from the
                                                                                  date We receive each
                                                                                    Purchase Payment.
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$500,000-more                        5%                         1%                 Nine years from the
                                                                                  date We receive each
                                                                                    Purchase Payment.
--------------------------------------------------------------------------------------------------------

Enhancement Levels and Payment Enhancement Rates may change at any time for future payments.

90 Day Window

Contracts issued with the Polaris Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90(th) day after your contract was issued, We will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date We issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look-Back Adjustment to your contract on or around the 90(th) day following the date of contact issuance. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look-Back Adjustment amount. We will allocate any applicable Upfront Look-Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time We make the contribution and, if applicable, to the Cash Management Portfolio, for a Deferred Look-Back Adjustment.

An example of a Look-Back Adjustment can be found at the end of this supplement in the APPENDIX C -- POLARIS REWARDS EXAMPLES.

Purchase Payments may not be invested in the Dollar Cost Averaging fixed accounts ((DCAFAs) if you participate in the Polaris Rewards Program. However, you may be able to use any available fixed account options and/or the Variable Portfolios as a DCA source account.

If you elect Polaris Rewards and decide to cancel your contract during the Right to Examine period, We will refund to you the value of your contract on the day We receive your request minus the Right to Examine Payment Adjustment. The Right to Examine Payment Adjustment is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day We receive your Right to Examine request; or
(2) the Payment Enhancement amount(s), if any, which We allocate to your contract. Thus, you receive any gain and We bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the Right to Examine period.

If you contract was issued as an IRA and you cancel your contract during the Right to Examine period, We return the greater of (1) your Purchase Payments; or
(2) the value of your contract minus the Right to Examine Payment Enhancement Deduction.

The Polaris Rewards Program may not be available through the broker-dealer with which your financial advisor is affiliated. Please check with your financial representative regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

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                                   APPENDIX C
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                        POLARIS REWARDS PROGRAM EXAMPLES
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I.     Deferred Payment Enhancement
If you elect to participate in the Polaris Rewards Program at contract issue, We contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment We receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE
The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9(th) contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE
As in Example 1, your Upfront Payment Enhancement is $2,500. This example also assumes the following:
    1.     Your contract value on your 5(th) contract anniversary is $190,000.
    2. You request a withdrawal of $75,000 on your 5(th) contract anniversary.
    3.     No subsequent Purchase Payments have been made.
    4.     No prior withdrawals have been taken.
    5.     Funds are not allocated to a MVA Fixed Accounts.

On your 5(th) contract anniversary your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal of $75,500 of which $10,5000 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of you $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment.

Therefore, only 91.6%, or $114,500 of your initial Purchase Payment remains in your contract.

On your 9(th) contract anniversary, the Deferred Payment Enhancement Date, assuming no other transaction occur affecting the Purchase Payment, We allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.     90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

    ------------------------------------------------------------------------------------------------
         ENHANCEMENT            UPFRONT PAYMENT         DEFERRED PAYMENT         DEFERRED PAYMENT
            LEVEL              ENHANCEMENT RATE         ENHANCEMENT RATE         ENHANCEMENT DATE
    ------------------------------------------------------------------------------------------------
    Under $40,000                     2%                       0%                       N/A
    ------------------------------------------------------------------------------------------------
    $40,000-$99,999                   4%                       0%                       N/A
    ------------------------------------------------------------------------------------------------
    $100,000-$499,999                 4%                       1%               Nine years from the
                                                                               date We receive each
                                                                                 Purchase Payment.
    ------------------------------------------------------------------------------------------------
    $500,000-more                     5%                       1%               Nine years from the
                                                                               date We receive each
                                                                                 Purchase Payment.
    ------------------------------------------------------------------------------------------------

Contracts issued with the Polaris Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90(th) day after your contract was issued, We will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If you total Purchase Payments bring you to an Enhancement Level which, as of the date We issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Payment Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:
1. Current Enhancement Levels, Rates and Dates (beginning May 1, 2002) throughout the first 90 days.
2.     No withdrawals in the first 90 days.
3.     Initial Purchase Payment of $35,000 on May 1, 2002.
4.     Subsequent Purchase Payment of $40,000 on June 15, 2002.
5.     Subsequent Purchase Payment of $25,000 on June 30, 2002.
6.     Subsequent Purchase Payment of $7,500 on July 12, 2002.

ENHANCEMENT AT THE TIME PAYMENTS ARE RECEIVED

    ---------------------------------------------------------------------------------------------------------
                                                                                                DEFERRED
           DATE OF               PURCHASE              UPFRONT             DEFERRED              PAYMENT
          PURCHASE                PAYMENT              PAYMENT              PAYMENT            ENHANCEMENT
           PAYMENT                AMOUNT             ENHANCEMENT          ENHANCEMENT             DATE
    ---------------------------------------------------------------------------------------------------------
    May 1, 2002                   $35,000                2%                   0%                   N/A
    ---------------------------------------------------------------------------------------------------------
    June 15, 2002                 $40,000                4%                   0%                   N/A
    ---------------------------------------------------------------------------------------------------------
    June 30, 2002                 $25,000                4%                   1%              June 30, 2011
    ---------------------------------------------------------------------------------------------------------
    July 12, 2002                 $7,500                 4%                   1%              July 12, 2011
    ---------------------------------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENT ON THE 90(TH) DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90(th) day following contract issue, as follows:

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                                                                                                DEFERRED
           DATE OF               PURCHASE              UPFRONT             DEFERRED              PAYMENT
          PURCHASE                PAYMENT              PAYMENT              PAYMENT            ENHANCEMENT
           PAYMENT                AMOUNT             ENHANCEMENT          ENHANCEMENT             DATE
    ---------------------------------------------------------------------------------------------------------
    May 1, 2002                   $35,000                4%                   1%               May 1, 2011
    ---------------------------------------------------------------------------------------------------------
    June 15, 2002                 $40,000                4%                   1%              June 15, 2011
    ---------------------------------------------------------------------------------------------------------
    June 30, 2002                 $25,000                4%                   1%              June 30, 2011
    ---------------------------------------------------------------------------------------------------------
    July 12, 2002                 $7,500                 4%                   1%              July 12, 2011
    ---------------------------------------------------------------------------------------------------------

Date: February 19, 2004

                Please keep this Supplement with your Prospectus